Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2022
Share capital and reserves
Summary of allotted, called up and fully paid shares

	June 30,		December 31,
	2022		2021
	No.	£	No.	£
Ordinary of $0.0001 each	209,285,392	15,814	209,135,382	15,804
	209,285,392	15,814	209,135,382	15,804